[B]

                                 BROWN ADVISORY


                                 ANNUAL REPORT


                               December 31, 2002



                     BROWN ADVISORY INTERMEDIATE BOND FUND

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

Dear Shareholder:

Against a backdrop of struggling equity markets, your Fund produced its third consecutive year of strong returns. The favorable confluence of an accommodative monetary policy, volatile equity markets, faltering economic growth, rising unemployment, and waning consumer confidence brought on continued demand for the relative stability of fixed income securities. The Federal Reserve kept short-term rates low all year, dropping the Federal Funds rate an additional 50 basis points (.50%) in early November and declaring a "balance" of risks between inflation and economic weakness.

Because of that market's natural correlation to the equity markets, the corporate bond holdings of the Fund were both the best and worst performers for the year. Accounting irregularities and deceptions lead to a declaration of default by WorldCom, a 2% holding at the beginning of 2002. Ford Motor Credit debt, a 2% position in the Fund, purchased in June 2002, was rocked by worries of pension liabilities and general economic weakness. Some of the less controversial credits, National Rural Utilities, for example, exhibited remarkable returns as investors sought stability combined with incremental yield. This position was sold late in the year, as its valuation became expensive.

While the bond returns of the past three years reaffirm our long-standing case for portfolio diversification, from a tactical perspective, we cannot build a strong case for holding long duration securities. The preconditions for a better economy are falling into place although, with developments in Iraq taking center stage, there are still many problems to resolve. We expect monetary and fiscal reflation efforts to gain momentum during the next six to nine months which, in due course, will allow the U. S. economy to break out of its sluggish phase. As the economy begins to gain traction in 2003, we expect rates to gradually rise - a natural event in any recovery. All bonds are subject to interest rate risk, meaning that as interest rates rise, bond prices decline and vice-versa. Furthermore, rising interest rates typically have a greater adverse effect on long duration bonds than short duration bonds, supporting our rationale for not holding long duration securities.

Although we find attractive valuations and capital gains potential among selected corporates as default concerns fade, yields in the Treasury sector, held down by geopolitical risks, are in extreme overvaluation territory. Nominal yields are now near 40-year lows, real yields are approaching zero, and in some instances real yields are in negative territory (e.g., Treasury Bills). Should reflation efforts succeed, we would expect capital to rotate out of Treasuries into riskier assets such as corporate bonds and equities.

Concerned that the bond market faces many challenges, we have taken steps to lower portfolio duration exposure primarily by holding larger than normal allocations of cash. We have also increased our commitment towards mortgage-backed securities which offer excellent total return potential in a rising rate environment and have begun to explore the use of TIPS (Treasury Inflation Protection Securities) which historically outperform conventional Treasury bonds in reflationary environment.

Paul Corbin
Portfolio Manager

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND'S MANAGER AS OF DECEMBER 31, 2002 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS AND DOES NOT CONSTITUTE INVESTMENT ADVICE. (02/03).

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND
PERFORMANCE CHARTS & ANALYSIS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

These charts reflect the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Brown Advisory Intermediate Bond Fund A Shares and Institutional Shares, compared with a broad-based securities market index, over the past 10 fiscal years (A Shares) or since inception if less than 10 years (Institutional Shares). The Lehman Intermediate Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The total return of the Fund includes a 1.5% sales charge (A Shares only) and operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed while the index is unmanaged and is not available for investment. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE.
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE INFORMATION PRESENTED IN THE GRAPHS AND TABLES BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

      BROWN ADVISORY INTERMEDIATE                                      BROWN ADVISORY INTERMEDIATE
      Bond Fund (BAI) A Shares vs.                               Bond Fund (BAI) Institutional Shares vs.
  Lehman Intermediate Gov't/Credit Index                          Lehman Intermediate Gov't/Credit Index

AVERAGE ANNUAL TOTAL RETURN ON 12/31/02 (WITH SALES CHARGE)       AVERAGE ANNUAL TOTAL RETURN ON 12/31/02
-----------------------------------------------------------       ---------------------------------------
1 Year:                                       5.64%               1 Year:                                     7.43%
5 Year:                                       6.13%               5 Year:                                     6.71%
10 Year:                                      6.21%               Since Inception on 11/2/95:                 6.60%

INVESTMENT VALUE ON 12/31/02                                      INVESTMENT VALUE ON 12/31/02
----------------------------                                      ----------------------------
BAI A Shares:                               $18,260               BAI Institutional Shares:                 $15,800
Lehman Intermediate Gov't Credit Index:     $19,811               Lehman Intermediate Gov't Credit Index:   $16,483

                         Class A      Lehman Intermediate         DATE                  INSTITUTIONAL  LEHMAN INTERMEDIATE
DATE                                     Gov't Credit                                       SHARES      GOV'T CREDIT
      12/31/1992          9,850             10,000                       11/2/1995          10,000         10,000
       1/31/1993         10,063             10,195                      11/30/1995          10,086         10,131
       2/28/1993         10,230             10,355                      12/31/1995          10,202         10,238
       3/31/1993         10,264             10,395                       1/31/1996          10,279         10,326
       4/30/1993         10,345             10,480                       2/29/1996          10,174         10,205
       5/31/1993         10,321             10,457                       3/31/1996          10,118         10,152
       6/30/1993         10,472             10,621                       4/30/1996          10,081         10,116
       7/31/1993         10,516             10,647                       5/31/1996          10,063         10,109
       8/31/1993         10,678             10,816                       6/30/1996          10,174         10,216
       9/30/1993         10,730             10,861                       7/31/1996          10,206         10,246
      10/31/1993         10,771             10,890                       8/31/1996          10,198         10,254
      11/30/1993         10,684             10,829                       9/30/1996          10,360         10,397
      12/31/1993         10,735             10,879                      10/31/1996          10,554         10,581
       1/31/1994         10,859             11,000                      11/30/1996          10,697         10,721
       2/28/1994         10,676             10,837                      12/31/1996          10,630         10,652
       3/31/1994         10,461             10,658                       1/31/1997          10,671         10,693
       4/30/1994         10,379             10,585                       2/28/1997          10,694         10,714
       5/31/1994         10,389             10,593                       3/31/1997          10,624         10,640
       6/30/1994         10,379             10,594                       4/30/1997          10,740         10,765
       7/31/1994         10,504             10,747                       5/31/1997          10,826         10,854
       8/31/1994         10,547             10,780                       6/30/1997          10,922         10,953
       9/30/1994         10,441             10,681                       7/31/1997          11,114         11,176
      10/31/1994         10,420             10,679                       8/31/1997          11,074         11,120
      11/30/1994         10,367             10,631                       9/30/1997          11,193         11,249
      12/31/1994         10,378             10,669                      10/31/1997          11,302         11,374
       1/31/1995         10,529             10,848                      11/30/1997          11,326         11,399
       2/28/1995         10,757             11,073                      12/31/1997          11,417         11,490
       3/31/1995         10,800             11,137                       1/31/1998          11,558         11,641
       4/30/1995         10,909             11,274                       2/28/1998          11,550         11,632
       5/31/1995         11,261             11,615                       3/31/1998          11,585         11,669
       6/30/1995         11,338             11,693                       4/30/1998          11,631         11,728
       7/31/1995         11,338             11,695                       5/31/1998          11,711         11,814
       8/31/1995         11,438             11,801                       6/30/1998          11,791         11,889
       9/30/1995         11,561             11,887                       7/31/1998          11,838         11,931
      10/31/1995         11,707             12,019                       8/31/1998          12,020         12,118
      11/30/1995         11,855             12,177                       9/30/1998          12,226         12,423
      12/31/1995         11,991             12,305                      10/31/1998          12,194         12,411
       1/31/1996         12,083             12,411                      11/30/1998          12,185         12,410
       2/29/1996         11,945             12,265                      12/31/1998          12,224         12,460
       3/31/1996         11,887             12,202                       1/31/1999          12,293         12,528
       4/30/1996         11,841             12,159                       2/28/1999          12,168         12,344
       5/31/1996         11,818             12,150                       3/31/1999          12,264         12,436
       6/30/1996         11,936             12,279                       4/30/1999          12,289         12,474
       7/31/1996         11,983             12,315                       5/31/1999          12,209         12,378
       8/31/1996         11,970             12,325                       6/30/1999          12,212         12,387
       9/30/1996         12,161             12,497                       7/31/1999          12,214         12,376
      10/31/1996         12,376             12,717                       8/31/1999          12,217         12,385
      11/30/1996         12,544             12,885                       9/30/1999          12,339         12,501
      12/31/1996         12,471             12,802                      10/31/1999          12,354         12,533
       1/31/1997         12,508             12,852                      11/30/1999          12,368         12,549
       2/28/1997         12,532             12,877                      12/31/1999          12,349         12,508
       3/31/1997         12,446             12,788                       1/31/2000          12,312         12,462
       4/30/1997         12,582             12,938                       2/29/2000          12,425         12,565
       5/31/1997         12,681             13,046                       3/31/2000          12,552         12,696
       6/30/1997         12,792             13,165                       4/30/2000          12,504         12,667
       7/31/1997         13,005             13,433                       5/31/2000          12,507         12,687
       8/31/1997         12,955             13,365                       6/30/2000          12,748         12,910
       9/30/1997         13,106             13,520                       7/31/2000          12,813         13,009
      10/31/1997         13,232             13,670                       8/31/2000          12,993         13,162
      11/30/1997         13,258             13,700                       9/30/2000          13,123         13,282
      12/31/1997         13,360             13,810                      10/31/2000          13,177         13,342
       1/31/1998         13,514             13,991                      11/30/2000          13,360         13,524
       2/28/1998         13,501             13,980                      12/31/2000          13,573         13,773
       3/31/1998         13,541             14,025                       1/31/2001          13,781         13,999
       4/30/1998         13,593             14,095                       2/28/2001          13,902         14,131
       5/31/1998         13,684             14,199                       3/31/2001          13,996         14,240
       6/30/1998         13,776             14,290                       4/30/2001          13,999         14,202
       7/31/1998         13,829             14,340                       5/31/2001          14,068         14,282
       8/31/1998         14,042             14,565                       6/30/2001          14,110         14,335
       9/30/1998         14,269             14,931                       7/31/2001          14,354         14,633
      10/31/1998         14,229             14,916                       8/31/2001          14,492         14,779
      11/30/1998         14,215             14,915                       9/30/2001          14,698         14,995
      12/31/1998         14,269             14,975                      10/31/2001          14,891         15,244
       1/31/1999         14,337             15,057                      11/30/2001          14,771         15,091
       2/28/1999         14,187             14,836                      12/31/2001          14,708         15,007
       3/31/1999         14,297             14,947                       1/31/2002          14,777         15,085
       4/30/1999         14,325             14,993                       2/28/2002          14,876         15,205
       5/31/1999         14,228             14,877                       3/31/2002          14,670         14,974
       6/30/1999         14,228             14,888                       4/30/2002          14,785         15,222
       7/31/1999         14,228             14,874                       5/31/2002          14,929         15,374
       8/31/1999         14,228             14,886                       6/30/2002          14,960         15,506
       9/30/1999         14,370             15,025                       7/31/2002          15,176         15,690
      10/31/1999         14,384             15,063                       8/31/2002          15,378         15,924
      11/30/1999         14,398             15,082                       9/30/2002          15,596         16,209
      12/31/1999         14,370             15,033                      10/31/2002          15,513         16,145
       1/31/2000         14,326             14,978                      11/30/2002          15,558         16,131
       2/29/2000         14,457             15,101                      12/31/2002          15,800         16,483
       3/31/2000         14,603             15,259
       4/30/2000         14,529             15,224
       5/31/2000         14,529             15,248
       6/30/2000         14,810             15,517
       7/31/2000         14,884             15,635
       8/31/2000         15,093             15,820
       9/30/2000         15,243             15,964
      10/31/2000         15,304             16,036
      11/30/2000         15,501             16,254
      12/31/2000         15,760             16,554
       1/31/2001         15,990             16,825
       2/28/2001         16,129             16,984
       3/31/2001         16,237             17,115
       4/30/2001         16,237             17,069
       5/31/2001         16,315             17,166
       6/30/2001         16,362             17,230
       7/31/2001         16,646             17,587
       8/31/2001         16,805             17,763
       9/30/2001         17,028             18,023
      10/31/2001         17,252             18,321
      11/30/2001         17,108             18,138
      12/31/2001         17,027             18,037
       1/31/2002         17,091             18,131
       2/28/2002         17,205             18,275
       3/31/2002         16,976             17,997
       4/30/2002         17,091             18,295
       5/31/2002         17,273             18,477
       6/30/2002         17,307             18,637
       7/31/2002         17,540             18,858
       8/31/2002         17,774             19,139
       9/30/2002         18,010             19,481
      10/31/2002         17,927             19,405
      11/30/2002         17,957             19,388
      12/31/2002         18,260             19,811

PRIOR TO SEPTEMBER 20, 2002, THE A SHARES AND INSTITUTIONAL SHARES OF THE FUND WERE CLASSES OF THE SHORT-INTERMEDIATE INCOME FUND, INC., ANOTHER MUTUAL FUND (THE "PREDECESSOR FUND"). THE PREDECESSOR FUND MAINTAINED THE SAME INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT POLICIES TO THAT OF THE FUND. THE PERFORMANCE OF THE A SHARES AND INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SEPTEMBER 20, 2002 IS THAT OF THE A AND INSTITUTIONAL SHARES, RESPECTIVELY, OF THE PREDECESSOR FUND. NET EXPENSES ARE THE SAME AS THE PREDECESSOR'S FUND.

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

   FACE                                                              FACE
  AMOUNT                SECURITY DESCRIPTION             VALUE      AMOUNT                SECURITY DESCRIPTION              VALUE
----------              --------------------             -----    ----------              --------------------              -----

ASSET BACKED SECURITIES (7.5%)                                    US GOVERNMENT & AGENCY OBLIGATIONS (54.7%)
$3,195,000 California Infrastructure SCE                          FEDERAL FARM CREDIT BANK (5.8%)
           97-1-A6 6.38%, due 09/25/08               $  3,491,384  2,000,000 Federal Farm Credit Bank 2.38%
 1,273,612 IMC Home Equity Loan Trust                                        due 10/01/04                                  2,019,822
           96-1-A6 6.69% due 02/25/21                   1,289,067  2,000,000 Federal Farm Credit Bank 3.95%
 3,375,000 The Money Store Home Equity                                       due 10/22/07                                  2,034,598
           Trust Series 1995-C Class A5 7.18%                      2,000,000 Federal Farm Credit Bank 6.00%
           due 04/15/26                                 3,374,898            due 06/11/08                                  2,275,230
                                                     ------------                                                       ------------
TOTAL ASSET BACKED SECURITIES (COST $7,888,760)         8,155,349                                                          6,329,650
                                                     ------------                                                       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%)                        FEDERAL HOME LOAN BANK NOTES (8.5%)
       135 FNMA Series 1988-18-B 9.40%                             3,000,000 Federal Home Loan Bank 6.75%
           due 07/25/03                                       135            due 08/15/07                                  3,488,271
                                                     ------------  5,000,000 Federal Home Loan Bank 6.50%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                     135            due 11/13/09                                  5,840,060
           (COST $135)                               ------------                                                       ------------
                                                                                                                           9,328,331
                                                                                                                        ------------
CORPORATE BONDS & NOTES (21.4%)
 2,000,000 Allfirst Financial, Inc. 7.20%                         FEDERAL HOME LOAN MORTGAGE CORPORATION DEBENTURES (2.9%)
           due 07/01/07                                 2,227,476  3,000,000 FHLMC 6.25% due 07/15/04                      3,214,857
 2,000,000 Atlantic City Electric 6.00%                                                                                 ------------
           due 01/15/03                                 2,002,036
 1,000,000 Baltimore Gas Electric 6.75%                           GUARANTEED EXPORT TRUST (0.2%)
           due 06/05/12                                 1,101,592    164,817 Guaranteed Export Trust 8.19%
 3,000,000 Block Financial Corp. 8.50%                                       due 12/15/04                                    170,263
           due 04/15/07                                 3,460,257                                                       ------------
 2,000,000 Constellation Energy Group 7.00%
           due 04/01/12                                 2,105,594 MORTGAGE BACKED SECURITIES (27.5%)
 2,000,000 Ford Motor Credit Co. 6.88%                            $  141,454 FHLMC Pool #C00210 8.00%
           due 02/01/06                                 2,004,870            due 01/01/23                               $    153,636
 1,000,000 General Electric Capital Corp. 6.88%                    1,260,669 FHLMC Pool #E20099 6.50%
           due 11/15/10                                 1,137,278            due 05/01/09                                  1,339,817
   235,000 General Electric Capital Corp. 1.21%                       98,079 FHLMC Pool #G10049 8.00%
           due 12/01/36 +/-                               227,842            due 10/01/07                                    103,879
 2,650,000 Household Finance Corp. 5.75%                             874,914 FHLMC Pool #G10543 6.00%
           due 01/30/07                                 2,776,037            due 06/01/11                                    923,690
 3,100,000 Textron Financial Corp. 5.88%                             790,737 FHLMC Pool #G10682 7.50%
           due 06/01/07                                 3,262,065            due 06/01/12                                    843,966
 2,000,000 Verizon Maryland Inc. 6.13%                               836,041 FHLMC Pool #G10690 7.00%
           due 03/01/12                                 2,167,150            due 07/01/12                                    890,614
   500,000 Wilmington Trust Corp. 6.63%                            3,328,304 FNMA Pool #254089 6.00%
           due 05/01/08                                   543,040            due 12/01/16                                  3,485,159
 1,000,000 Worldcom Inc. 8.00%                                       915,188 FNMA Pool #326570 7.00%
           due 05/15/06 +                                 240,000            due 02/01/08                                    965,590
                                                     ------------    470,269 FNMA Pool #409589 9.50%
TOTAL CORPORATE NOTES (COST $23,139,599)               23,255,237            due 11/01/15                                    523,853
                                                     ------------  2,694,601 FNMA Pool #433646 6.00%
                                                                             due 10/01/13                                  2,832,197


See Notes to Financial Statements      3


--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (concluded)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

   FACE                                                              FACE
  AMOUNT                SECURITY DESCRIPTION             VALUE      AMOUNT                SECURITY DESCRIPTION              VALUE
----------              --------------------             -----    ----------              --------------------              -----

MORTGAGE BACKED SECURITIES (27.5%) (CONTINUED)                    US TREASURY SECURITIES (9.2%)
$2,780,494 FNMA Pool #539082 7.00%                                $5,000,000 US Treasury Bills 1.17%
           due 08/01/28                              $  2,933,932            due 01/02/03 *                             $  5,000,000
   390,728 FNMA Pool #572448 7.00%                                 5,000,000 US Treasury Bills 1.17%
           due 03/01/27                                   413,409            due 01/16/03 *                                4,997,900
 2,353,600 FNMA Pool #625536 6.00%                                                                                      ----------
           due 01/01/32                                 2,437,202                                                          9,997,900
 3,349,278 FNMA Pool #628837 6.50%                                                                                      ----------
           due 03/01/32                                 3,489,910
 5,531,752 FNMA Pool #663238 5.50%                                TOTAL SHORT-TERM INVESTMENTS (COST $17,446,473)         17,446,973
           due 09/01/32                                 5,653,283                                                       ------------
   977,191 GNMA Pool #487110 6.50%
           due 04/15/29                                 1,027,198 TOTAL INVESTMENTS IN SECURITIES - 99.6%
   392,623 GNMA Pool #571166 7.00%                                           (COST $104,416,157)                        $108,483,206
           due 08/15/31                                   416,341 Other Assets and Liabilities, Net  - 0.4%                  391,212
 1,328,705 GNMA Pool #781186 9.00%                                                                                      ----------
           due 06/15/30                                 1,470,712 Total Net Assets - 100.0%                             $108,874,418
                                                     ------------                                                       ============
                                                       29,904,388
                                                     ------------

STUDENT LOAN MARKETING ASSOCIATION (2.0%)
 2,000,000 SLMA 5.25% due 03/15/06                      2,176,144
                                                     ------------

US TREASURY SECURITIES (7.8%)
 5,000,000 US Treasury Notes 3.50%
              due 11/15/06                              5,204,690
 3,000,000 US Treasury Notes 5.00%
              due 02/15/11                              3,297,189
                                                     ------------
                                                        8,501,879
                                                     ------------

TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
           (COST $55,941,190)                          59,625,512
                                                     ------------

  Shares
----------

SHORT-TERM INVESTMENTS (16.0%)
CASH MANAGEMENT ACCOUNTS (6.8%)

 1,960,903 Deutsche Money Market Fund                   1,960,903
 5,488,170 Deutsche Cash Management Fund                5,488,170
                                                     ------------
                                                        7,449,073
                                                     ------------


------------------------------------------------------------------------
+/-  Variable rate security.
* The effective yield at time of purchase is shown as the rate on the Schedule of Investments.
+    This security is in default as of December 31, 2002.


See Notes to Financial Statements      4

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS
  Total investments, at value (Cost $104,416,157) (Note 2)......................................... $  108,483,206

  Cash.............................................................................................        154,581
  Receivables:
    Fund shares sold...............................................................................         95,242
    Interest and dividends.........................................................................        954,161
    Expense reimbursement from adviser.............................................................         12,438

  Other Assets.....................................................................................          1,695
                                                                                                    --------------
Total Assets.......................................................................................    109,701,323
                                                                                                    --------------

LIABILITIES
  Payables:
    Fund shares redeemed...........................................................................        725,581

  Accrued Liabilities:
    Investment advisory fees (Note 3)..............................................................         20,165
    Administration fees (Note 3)...................................................................          8,248
    Accounting fees (Note 3).......................................................................            105
    Custodian fees (Note 3)........................................................................         12,578
    Distribution fees (Note 3).....................................................................          6,658
    Transfer agent fees (Note 3)...................................................................         14,683
    Other..........................................................................................         38,887
                                                                                                    --------------
Total Liabilities..................................................................................        826,905
                                                                                                    --------------
NET ASSETS......................................................................................... $  108,874,418
                                                                                                    ==============

COMPONENTS OF NET ASSETS
  Paid-in capital.................................................................................. $  107,669,127
  Accumulated net investment loss..................................................................         (7,442)
  Accumulated net realized loss from investments...................................................     (2,854,316)
  Unrealized appreciation of investments...........................................................      4,067,049
                                                                                                    --------------
NET ASSETS......................................................................................... $  108,874,418
                                                                                                    ==============

NET ASSET VALUE PER SHARE:

  A Shares - based on net assets of $30,565,050 and 2,841,892 of shares outstanding (a)............ $        10.76
  Institutional Shares - based on net assets of $78,309,368 and 7,169,414 shares outstanding....... $        10.92

-------------------------------------------------------
(a) Maximum offering price per share was $10.92 ($10.76/0.985).


See Notes to Financial Statements      5

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND
STATEMENT OF OPERATIONS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income............................................................... $ 5,359,835
                                                                                 -----------

EXPENSES
  Investment advisory fees (Note 3).............................................     354,145
  Administration fees (Note 3)..................................................      27,593
  Transfer agency fees (Note 3)
    A Shares....................................................................      22,291
    Institutional Shares........................................................      20,137
  Distribution fees A Shares (Note 3)...........................................      92,560
  Custody fees (Note 3).........................................................      18,467
  Accounting fees (Note 3)......................................................      60,369
  Legal fees....................................................................      35,752
  Compliance fees...............................................................      43,734
  Auditing fees.................................................................      15,104
  Trustees fees and expenses....................................................       4,159
  Miscellaneous expenses........................................................      30,328
                                                                                 -----------
Total Expenses..................................................................     724,639
  Fee waivers and expense reimbursements (Note 4)...............................    (181,450)
                                                                                 -----------
Net Expenses....................................................................     543,189
                                                                                 -----------

NET INVESTMENT INCOME...........................................................   4,816,646
                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments..............................................     509,303
  Net change in unrealized appreciation (depreciation) of investments...........   2,114,455
                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................................   2,623,758
                                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................ $ 7,440,404
                                                                                 ===========


See Notes to Financial Statements      6

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                                2002                  2001
                                                         -------------------    ------------------
OPERATIONS

  Net investment income................................. $        4,816,646     $       4,963,873
  Net realized gain on investments......................            509,303               628,479
  Net change in unrealized appreciation/(depreciation)
    of investments......................................          2,114,455             1,424,472
                                                         -------------------    ------------------
Net Increase in Net Assets Resulting from Operations....          7,440,404             7,016,824
                                                         -------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income on investments
    A Shares............................................         (1,692,490)           (2,265,954)
    Institutional Shares................................         (2,951,954)           (2,959,029)
                                                         -------------------    ------------------
Total Distributions.....................................         (4,644,444)           (5,224,983)
                                                         -------------------    ------------------

CAPITAL SHARE TRANSACTIONS
  Sale of Shares
    A Shares............................................         46,817,083            58,125,561
    Institutional Shares................................         57,863,108            27,519,520
  Reinvestment of distributions
    A Shares............................................          1,178,239             1,748,579
    Institutional Shares................................            291,299               504,241
  Redemption of Shares
    A Shares............................................        (56,536,716)          (61,533,311)
    Institutional Shares................................        (31,984,473)          (24,637,732)
                                                         -------------------    ------------------
Net Increase from Capital Share Transactions............         17,628,540             1,726,858
                                                         -------------------    ------------------

Net Increase in Net Assets..............................         20,424,500             3,518,699

NET ASSETS
  Beginning of period...................................         88,449,918            84,931,219
                                                         -------------------    ------------------
  End of period (a)                                      $      108,874,418     $      88,449,918
                                                         ===================    ==================

SHARE ACTIVITY
  Sale of Shares
    A Shares............................................          4,476,281             5,544,664
    Institutional Shares................................          5,417,637             2,579,654
  Reinvestment of distributions
    A Shares............................................            112,548               166,641
    Institutional Shares................................             27,436                47,519
  Redemption of Shares
    A Shares............................................         (5,398,286)           (5,871,487)
    Institutional Shares................................         (2,987,507)           (2,305,687)
                                                         -------------------    ------------------

Net Increase in Shares..................................          1,648,109               161,304
                                                         ===================    ==================

(a) Accumulated net investment loss..................... $           (7,442)    $        (280,221)
                                                         ===================    ==================


See Notes to Financial Statements      7

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share of each Fund outstanding during the years or periods indicated.

A SHARES                                                        FOR THE YEARS ENDED DECEMBER 31,

SELECTED DATA FOR A SINGLE SHARE:                     2002         2001         2000           1999        1998
---------------------------------                   --------     --------     --------       --------    --------

BEGINNING NET ASSET VALUE PER SHARE                  $10.49       $10.28       $ 9.95         $10.48      $10.39
                                                     ------       ------       ------         ------      ------

INVESTMENT OPERATIONS
   Net Investment Income                               0.49(c)      0.56         0.61           0.57        0.58
   Net Realized and Unrealized Gain (Loss)
          on Investments                               0.25(c)      0.25         0.32          (0.50)       0.11
                                                     ------       ------       ------         ------      ------
Total from Investment Operations                       0.74         0.81         0.93           0.07        0.69
                                                     ------       ------       ------         ------      ------

DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                              (0.47)       (0.60)       (0.60)         (0.59)      (0.58)
   In Excess of Net Investment Income                     -            -            -              -       (0.02)
   Return of Capital                                      -            -            -          (0.01)          -
                                                     ------       ------       ------         ------      ------
Total from Distributions to Shareholders              (0.47)       (0.60)       (0.60)         (0.60)      (0.60)
                                                     ------       ------       ------         ------      ------

ENDING NET ASSET VALUE PER SHARE                     $10.76       $10.49       $10.28          $9.95      $10.48
                                                     ======       ======       ======         ======      ======

TOTAL RETURN (a)                                       7.24%        8.03%        9.68%          0.70%       6.81%

SUPPLEMENTAL DATA AND RATIOS:

   Net Assets, end of year (000's omitted)         $ 30,565     $ 38,290     $ 39,173       $ 42,559    $ 47,107
   Ratios to Average Net Assets
     Net Investment Income                             4.59%        5.36%        6.07%          5.63%       5.57%
     Net Expenses                                      0.70%        0.70%        0.70%(d)       0.70%       0.70%
     Gross Expenses (b)                                0.91%        0.90%        0.98%(d)       0.93%       0.93%
   Portfolio Turnover Rate                               40%          47%          38%            47%         40%

-------------------------------------------------------
(a)  Total return excludes the effect of sales charges.
(b)  The ratio of Gross  Expenses  to Average  Net Assets  reflects  the expense ratio excluding any fee waivers and expense reimbursements.
(c)  Calculated using the average share method.
(d)  This ratio excludes custody credits.


See Notes to Financial Statements      8


--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share of each Fund outstanding during the years or periods indicated.

INSTITUTIONAL SHARES                                             FOR THE YEARS ENDED DECEMBER 31,

SELECTED DATA FOR A SINGLE SHARE:                     2002          2001         2000          1999        1998
------------------------------------------         -----------   -----------  -----------    ----------  ----------

BEGINNING NET ASSET VALUE PER SHARE                    $10.65        $10.42       $10.08        $10.60      $10.50
                                                   -----------   -----------  -----------    ----------  ----------

INVESTMENT OPERATIONS
   Net Investment Income                                 0.52(b)       0.60         0.64          0.61        0.61
   Net Realized and Unrealized Gain (Loss)
          on Investments                                 0.25(b)       0.25         0.32         (0.51)       0.11
                                                   -----------   -----------  -----------    ----------  ----------
Total from Investment Operations                         0.77          0.85         0.96          0.10        0.72
                                                   -----------   -----------  -----------    ----------  ----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                (0.50)        (0.62)       (0.62)        (0.60)      (0.61)
   In Excess of Net Investment Income                       -             -            -             -       (0.01)
   Return of Capital                                        -             -            -         (0.02)          -
                                                   -----------   -----------  -----------    ----------  ----------
Total from Distributions to Shareholders                (0.50)        (0.62)       (0.62)        (0.62)      (0.62)
                                                   -----------   -----------  -----------    ----------  ----------
ENDING NET ASSET VALUE PER SHARE                       $10.92        $10.65       $10.42        $10.08      $10.60
                                                   ===========   ===========  ===========    ==========  ==========

TOTAL RETURN                                             7.43%         8.36%        9.91%         1.02%       7.07%

SUPPLEMENTAL DATA AND RATIOS:

   Net Assets, end of year (000's omitted)           $ 78,309      $ 50,160     $ 45,758      $ 40,617    $ 45,112
   Ratios to Average Net Assets

          Net Investment Income                          4.84%         5.60%        6.34%         5.88%       5.81%
          Net Expenses                                   0.45%         0.45%        0.45%(c)      0.45%       0.45%
          Gross Expenses (a)                             0.61%         0.65%        0.73%(c)      0.68%       0.67%
   Portfolio Turnover Rate                                 40%           47%          38%           47%         40%

-------------------------------------------------------
(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements.
(b)  Calculated using the average share method.
(c)  This ratio excludes custody credits.


See Notes to Financial Statements      9

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to Brown Advisory Intermediate Bond Fund (the "Fund"). The Fund is a diversified series of Forum Funds (the "Trust") and offers shares in two separate classes-Institutional Shares and A Shares. The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-three investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. On September 20, 2002, Short-Intermediate Income Fund, Inc. (the "Predecessor Fund"), another registered open-end, management investment company, was reorganized into the Fund. The net assets of the Fund on September 20, 2002 were $108,419,081. Each shareholder of each class of the Predecessor Fund received one share of the corresponding class of the Fund. The financial statements reflect the historical operations of the Predecessor Fund. Institutional Shares and A Shares of the Predecessor Fund commenced operations on November 2, 1995 and May 13, 1991, respectively. A Shares of the Fund have a maximum front-end sales charge of 1.50%, whereas Institutional Shares of the Fund do not have a sales charge.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the
Fund:

SECURITY VALUATION - Securities, other than short-term securities, held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on the Fund's business day. Common stocks which are not so traded, for which no sale was reported, and over-the-counter securities are valued at the mean between the closing bid and asked prices. Debt instruments having sixty days or less remaining until maturity may be stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued based upon prices furnished by dealers maintaining an active market in such securities. Securities (including restricted securities) for which market quotations are not readily available are valued in good faith, at the direction of the Board of Trustees. Investments in other open-end regulated investment companies are valued at net asset value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

RECLASSIFICATION   OF  CAPITAL  ACCOUNTS  -  On  the  Statement  of  Assets  and
Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

          Accumulated Net Investment Income                  $100,577
          Undistributed Net Realized Gain/(Loss)             (100,014)
          Paid-In Capital                                        (563)

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared and paid monthly by the Fund. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

The capital loss carryovers available to offset future capital gains, as of December 31, 2002, were as follows:

          Expiring 2003                        $1,364,212
          Expiring 2004                            35,124
          Expiring 2007                           288,040
          Expiring 2008                           768,514

For tax purposes, the Fund has current year deferred post-October capital loss of $398,426. This loss will be recognized for tax purposes on the first day of the Fund's next tax year.

EXPENSE ALLOCATION - The Trust is comprised of twenty-three active fund series, and it accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets. Each share of each class of the Fund represents an undivided, proportionate interest in the Fund.

CLASS SPECIFIC EXPENSES - Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include transfer agent fees and certain other expenses as determined by the Trust's Board. A Shares also incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - The investment adviser to the Fund is Brown Investment Advisory Incorporated ("Brown"), a wholly owned subsidiary of Brown Investment Advisory & Trust Company. Brown receives an advisory fee from the Fund based on average daily net assets which is calculated at the following annual rates:
0.35% of the first $1 billion, 0.30% of the next $500 million, and 0.25% of the amount in excess of $1.5 billion. Prior to September 20, 2002, Investment Company Capital Corp. ("ICCC") was the adviser and Brown was the sub-adviser to the Predecessor Fund. Brown was paid by ICCC. Prior to September 20, 2002, ICCC received advisory fees from the Predecessor Fund in the amount of $135,104 (net of $116,750 waived by adviser).

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

ADMINISTRATOR - The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.10% of the first $100 million of the Fund's average daily net assets and 0.075% of the Fund's average daily net assets in excess of $100 million, subject to a minimum fee of $40,000 per year. No separate administration fee was paid by the Predecessor Fund.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from the Fund an annual fee of $18,000, $12,000 per year for each additional class above one, plus up to $25 per shareholder account and out-of-pocket costs. Prior to September 20, 2002, ICCC was the transfer agent and received a fee from the Predecessor Fund of up to $16.60 per customer account, plus out-of-pocket costs. ICCC received transfer agency fees from the Predecessor Fund in the amount of $25,021.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to A Shares, under which the Trust pays FFS a distribution fee at an annual rate of up to 0.25% of the average daily net assets of A Shares. FFS may pay any or all amounts of these payments to various institutions, including Brown, that provide distribution or shareholder servicing to their customers who invest in the A Shares. The Distribution Plan obligates the Fund to pay FFS compensation for FFS's services and not as reimbursement for certain expenses incurred. For the period September 20, 2002 to December 31, 2002, FFS received $22,588 for distribution services from A Shares of the Fund. Prior to September 20, 2002, the Predecessor Fund paid $69,972 for distribution services from A Shares of the Fund to its Distributor, ICC Distributors, pursuant to a Distribution Plan under Rule 12b-1 of the Act. ICC Distributors is an indirect, wholly owned subsidiary of Deutsche Bank AG, a related party to the Predecessor Fund. ICC Distributors received a distribution fee based on the same rate as above from the Predecessor Fund.

For the period September 20, 2002 through December 31, 2002, FFS earned commissions on the sales of A Shares of $128. Prior to September 20, 2002, ICC Distributors earned commissions on the sales of A Shares of $3,515.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives from the Fund an annual fee of $39,000, plus certain amounts based upon asset levels of the Fund, monthly portfolio turnover, as well as the number and type of portfolio positions held by the Fund. Prior to September 20, 2002, ICCC was the Predecessor Fund's accounting agent and received a fee of $47,750. Forum Trust, LLC (the "Custodian") serves as the Trust's custodian and may employ subcustodians to provide custody of a Fund's domestic and foreign assets. For its services, the Custodian receives a fee per Fund of 0.01% of the Fund's first $1 billion in assets; 0.0075% on Fund assets between $1-2 billion; 0.005% on Fund assets between $2-6 billion and 0.0025% on Fund assets greater than $6 billion. The Fund also pays an annual maintenance fee of $3,600, plus certain transaction fees and certain out-of-pocket costs. Prior to September 20, 2002, Deutsche Bank Trust Company America (formerly Bankers Trust Company), an affiliate of ICCC, was the Fund's custodian and they received custody fees from the Predecessor Fund in the amount of $14,668.

Certain Officers and Directors of the Trust are Officers or Directors of the above companies.

NOTE 4.  WAIVER OF FEES

Brown has contractually agreed to waive a portion of its fees and reimburse certain expenses of the Fund through September 30, 2003, to the extent necessary, to limit expenses to 0.70% of A Shares' average daily net assets and 0.45% of the Institutional Shares' average daily net assets.

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

For the period September 20, 2002 to December 31, 2002, Brown contractually waived fees and reimbursed expenses in the amount of $45,717 and $17,548, respectively. For the same period, FAdS waived administrative fees of $1,435 for the Fund. For the period prior to September 20, 2002, ICCC contractually waived fees in the amount of $116,750 for the Predecessor Fund.


NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, for the year ended December 31, 2002 were:

          Cost of Purchases                              $  50,407,124
          Proceeds from Sales                               36,383,872

For federal income tax purposes, the tax cost basis of investment securities, net unrealized appreciation of investments, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation for all securities as of December 31, 2002, were as follows:

          Tax Cost Basis                                 $ 104,416,157
          Aggregate Gross Unrealized Appreciation            5,010,018
          Aggregate Gross Unrealized Depreciation             (942,969)
          Net Unrealized Appreciation                        4,067,049

NOTE 6.  DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

    Undistributed
     Tax-Exempt           Undistributed        Accumulated          Unrealized
       Income            Ordinary Income       Capital Loss        Appreciation             Total
       ------            ---------------       ------------        ------------             -----
         $ -                   $ -             $(2,455,890)         $4,067,049           $1,611,159

The tax character of distributions paid during 2002 and 2001 were as follows:

                                            2002         2001
                                            ----         ----
              Ordinary Income            $4,644,444    $5,224,983

NOTE 7.  REDEMPTION FEES

Effective  January 9, 2003,  the sale or  exchange  of the Fund's  Institutional
Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed. The redemption fee does not apply to redemptions or exchanges of shares purchased prior to January 9, 2003 or shares redeemed or exchanged after 180 days from the date of purchase. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund's Institutional Shares to help offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF BROWN ADVISORY INTERMEDIATE BOND FUND AND
BOARD OF TRUSTEES OF FORUM FUNDS:

We have audited the accompanying statement of assets and liabilities of Brown Advisory Intermediate Bond Fund (the Fund), one of the series of the Forum Funds (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended December 31, 2001 and the financial highlights for each of the four years in the period ended December 31, 2001 were audited by other auditors whose report dated February 1, 2002, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Brown Advisory Intermediate Bond Fund as of December 31, 2002, the results of its operations and changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 14, 2003

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND

DECEMBER 31, 2002 (unaudited)
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

INCOME DIVIDENDS - There were $4,644,444 of ordinary income dividends paid by the Fund for the tax year ended December 31, 2002.

CAPITAL GAIN DIVIDENDS - There were no capital gain dividends paid by the Fund for the tax year ended December 31, 2002.

TRUSTEES AND OFFICERS OF THE TRUST

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS IN         OTHER
                               POSITION      LENGTH OF                PRINCIPAL               FUND COMPLEX      DIRECTORSHIPS
           NAME,               WITH THE        TIME                 OCCUPATION(S)             OVERSEEN BY         HELD BY
      AGE AND ADDRESS            TRUST        SERVED 1          DURING PAST 5 YEARS            TRUSTEE 2          TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
INTERESTED TRUSTEE
John Y. Keffer 3               Chairman/   1989-Present   Member and Director, Forum              29             Chairman/
Born:  July 15, 1942           President                  Financial Group, LLC (a mutual                        President,
Two Portland Square                                       fund services holding company)                       Monarch Funds
Portland, ME 04101                                        Director, various affiliates of                     (3 portfolios)
                                                          Forum Financial Group, LLC
                                                          including Forum Fund Services,
                                                          LLC (Trust's underwriter)
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
DISINTERESTED TRUSTEES
Costas Azariadis                Trustee    1989-Present   Professor of Economics,                 27               None
Born:  February 15, 1943                                  University of California-Los
Department of Economics                                   Angeles
University of California                                  Visiting Professor of
Los Angeles, CA 90024                                     Economics, Athens University of
                                                          Economics and Business 1998 -
                                                          1999
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
James C. Cheng                  Trustee    1989-Present   President, Technology Marketing         27               None
Born:  July 26, 1942                                      Associates (marketing company
27 Temple Street                                          for small and medium sized
Belmont, MA 02478                                         businesses in New England)
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
J. Michael Parish               Trustee    1989-Present   Partner, Wolfe, Block, Schorr           27               None
Born:  November 9, 1943                                   and Solis-Cohen LLP (law firm)
40 West 57th Street                                       since 2002
New York, NY 10019                                        Partner, Thelen Reid & Priest
                                                          LLP (law firm) 1995 - 2002
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------

-----------------------------------------
1    Each Trustee and Officer holds office until he or she resigns,  is removed, or a successor is elected and qualified.
2    The Fund complex  includes the Trust and three other  investment  companies for which Forum Financial Group LLC, provides services.
3    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust. Mr. Keffer also indirectly  controls Forum
     Investment Advisors, LLC, the investment adviser to certain Trust series.


                                       15


--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE BOND FUND

DECEMBER 31, 2002 (concluded) (unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (CONTINUED)

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS IN         OTHER
                               POSITION      LENGTH OF                PRINCIPAL               FUND COMPLEX      DIRECTORSHIPS
           NAME,               WITH THE        TIME                 OCCUPATION(S)             OVERSEEN BY         HELD BY
      AGE AND ADDRESS            TRUST        SERVED 1          DURING PAST 5 YEARS            TRUSTEE 2          TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
OFFICERS
Thomas G. Sheehan                Vice       2000-Present   Director of Business                    N/A              N/A
Born:  July 17, 1954          President/                  Development, Forum Financial
Two Portland Square            Assistant                  Group, LLC since 2001 Managing
Portland, ME 04101             Secretary                  Director and Counsel, Forum
                                                          Financial Group, LLC from 1993 -
                                                          2001
----------------------------- ------------ -------------- ----------------------------------- -------------- -----------------
Lisa J. Weymouth                 Vice       2001-Present  Director and Manager, Forum             N/A              N/A
Born: May 4, 1968             President/                  Shareholder Services, LLC
Two Portland Square            Assistant                  (transfer agent)
Portland, Maine 04101          Secretary                  Director, Forum Administrative
                                                          Services, LLC (mutual fund
                                                          administrator) since 2001
----------------------------- ------------ -------------- ----------------------------------- -------------- -----------------
Stacey E. Hong                 Treasurer    2002-Present   Director, Forum Accounting              N/A              N/A
Born:  May 10, 1966                                       Services, LLC since 1998, with
Two Portland Square                                       which he has been associated
Portland, ME 04101                                        since 1992
----------------------------- ------------ -------------- ----------------------------------- -------------- -----------------
Leslie K. Klenk                Secretary   1998-Present   Counsel, Forum Financial Group,          N/A             N/A
Born:  August 24, 1964                                    LLC since 1998
Two Portland Square                                       Associate General Counsel,
Portland, ME 04101                                        Smith Barney Inc. (brokerage
                                                          firm) 1993 - 1998
----------------------------- ------------ -------------- ----------------------------------- -------------- -----------------

-----------------------------------------

1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Fund at (800) 540-6807.

                                      [B]

                                 BROWN ADVISORY




                               INVESTMENT ADVISOR
                     Brown Investment Advisory Incorporated
                             901 South Bond Street
                                   Suite 400
                           Baltimore, Maryland 21231


                                  DISTRIBUTOR
                            Forum Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101


                                 TRANSFER AGENT
                        Forum Shareholder Services, LLC
                              Two Portland Square
                             Portland, Maine 04101
                                  800-540-6807




      This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds' prospectus.